Note 11 - Segment Information	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of entity's operating segments [text block]
11	Segment information

The Company's CEO has been identified as the chief operating decision maker (CODM). The CODM reviews financial information, makes decisions and assesses the performance of the company as a single operating segment. The Company’s assets and operations are substantially located in Canada however, the Company also has employees and customers in the United States and Europe and generates revenue in each region. Revenue by region for the year ended December 31, 2022, and 2021 is as follows:

	Year ended December 31, 2022	Year ended December 31, 2021

United States	$81,876,626	$88,970,329
Canada	17,242,502	17,183,464
Europe and other	21,919,607	15,872,509
	121,038,735	122,026,302

During the years ended December 31, 2022 and 2021, the Company did not have any customers that represented greater than 10% of total revenue.